FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/10_

Item 1. Schedule of Investments.

Templeton Growth Fund, Inc.
Statement of Investments, May 31, 2010 (unaudited)

	Industry	Shares	Value

Common Stocks 98.0%
Australia 0.2%
Brambles Ltd.	Commercial Services & Supplies	4,716,568	$26,502,006

France 7.7%
[a]Accor SA	Hotels, Restaurants & Leisure	1,708,057	81,524,118
AXA SA	Insurance	4,804,888	79,548,307
Compagnie Generale des Etablissements Michelin, B	Auto Components	1,423,854	95,482,973
France Telecom SA	Diversified Telecommunication Services	11,856,587	226,128,530
Sanofi-Aventis	Pharmaceuticals	5,160,552	313,997,669
Total SA, B	Oil, Gas & Consumable Fuels	5,538,464	257,122,517
Vivendi SA	Media	10,213,180	221,615,646

			1,275,419,760

Germany 5.8%
Bayerische Motoren Werke AG	Automobiles	2,871,846	134,155,512
Deutsche Post AG	Air Freight & Logistics	10,006,793	149,354,972
Merck KGaA	Pharmaceuticals	839,005	60,702,398
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	882,397	112,537,509
[a]SAP AG	Software	3,908,238	169,321,067
Siemens AG	Industrial Conglomerates	3,686,784	335,603,120

			961,674,578

Hong Kong 1.4%
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	11,293,800	128,727,621
Swire Pacific Ltd., A	Real Estate Management & Development	8,784,000	96,849,173

			225,576,794

India 0.6%
ICICI Bank Ltd., ADR	Commercial Banks	2,723,620	100,201,980

Ireland 0.7%
CRH PLC	Construction Materials	5,200,808	115,188,015

Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	7,236,209	135,337,659
[a]Intesa Sanpaolo SpA	Commercial Banks	35,135,295	93,922,005
UniCredit SpA	Commercial Banks	43,014,996	92,094,375

			321,354,039

Japan 2.0%
FUJIFILM Holdings Corp.	Electronic Equipment, Instruments & Components	2,257,200	67,083,534
Konica Minolta Holdings Ltd.	Office Electronics	13,076,500	146,704,606
Toyota Motor Corp.	Automobiles	3,329,610	119,768,830

			333,556,970

Netherlands 2.8%
[a]ING Groep NV	Diversified Financial Services	17,971,389	143,402,128
Koninklijke Philips Electronics NV	Industrial Conglomerates	5,300,631	159,075,516
[a]Randstad Holding NV	Professional Services	2,268,400	96,015,655
SBM Offshore NV	Energy Equipment & Services	4,235,426	67,254,148

			465,747,447

Norway 0.4%
Statoil ASA	Oil, Gas & Consumable Fuels	3,696,620	73,126,239

Russia 0.4%
Gazprom, ADR	Oil, Gas & Consumable Fuels	3,574,200	73,449,810

Singapore 2.6%
DBS Group Holdings Ltd.	Commercial Banks	8,277,734	82,759,606
Quarterly Statement of Investments       See Notes to Statements of Investments.

Templeton Growth Fund, Inc.
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Industry	Shares	Value

[a]Flextronics International Ltd.	Electronic Equipment, Instruments & Components	12,361,680	$81,092,621
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	125,530,000	259,970,720

			423,822,947

South Korea 4.4%
Hyundai Motor Co. Ltd.	Automobiles	1,796,808	209,257,041
KB Financial Group Inc.	Commercial Banks	3,039,434	124,649,347
KT Corp., ADR	Diversified Telecommunication Services	6,920,850	128,797,018
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	401,251	259,016,971

			721,720,377

Spain 1.4%
Inditex SA	Specialty Retail	1,281,362	71,603,644
Telefonica SA	Diversified Telecommunication Services	7,861,559	150,564,218

			222,167,862

Sweden 1.3%
Svenska Cellulosa AB, B	Paper & Forest Products	7,421,060	86,716,041
Telefonaktiebolaget LM Ericsson, B	Communications Equipment	12,404,587	127,485,437

			214,201,478

Switzerland 5.8%
Adecco SA	Professional Services	2,298,775	111,516,651
Lonza Group AG	Life Sciences Tools & Services	1,320,980	86,891,535
Nestle SA	Food Products	4,280,613	194,135,469
Novartis AG	Pharmaceuticals	6,003,460	272,790,073
Roche Holding AG	Pharmaceuticals	1,267,081	174,039,947
Swiss Reinsurance Co.	Insurance	2,072,230	84,707,827
[a]UBS AG	Capital Markets	2,243,096	30,149,975

			954,231,477

Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	89,765,358	168,923,868

Turkey 0.5%
Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	6,222,080	83,873,639

United Kingdom 13.5%
Aviva PLC	Insurance	34,068,498	158,590,701
BAE Systems PLC	Aerospace & Defense	16,559,620	77,687,973
BG Group PLC	Oil, Gas & Consumable Fuels	4,374,960	67,503,848
BP PLC	Oil, Gas & Consumable Fuels	37,402,396	269,188,149
Compass Group PLC	Hotels, Restaurants & Leisure	17,225,997	134,147,598
GlaxoSmithKline PLC	Pharmaceuticals	17,758,488	298,927,619
HSBC Holdings PLC	Commercial Banks	16,665,897	152,395,442
Kingfisher PLC	Specialty Retail	43,123,392	140,412,595
Pearson PLC	Media	12,756,489	176,421,184
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	9,563,532	243,594,520
Standard Life PLC	Insurance	6,041,514	15,946,357
Tesco PLC	Food & Staples Retailing	16,882,072	101,038,621
Vodafone Group PLC	Wireless Telecommunication Services	158,460,971	318,470,649
[a]Wolseley PLC	Trading Companies & Distributors	3,253,331	78,111,393

			2,232,436,649

United States 43.5%
Accenture PLC, A	IT Services	11,747,770	440,776,330
ACE Ltd.	Insurance	2,087,310	102,612,160
Alcoa Inc.	Metals & Mining	6,528,990	75,997,444
American Express Co.	Consumer Finance	3,605,720	143,760,056
[a]Amgen Inc.	Biotechnology	7,350,610	380,614,586

Templeton Growth Fund, Inc.
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Industry	Shares	Value

AT&T Inc.	Diversified Telecommunication Services	1,434,140	$34,849,602
Baker Hughes Inc.	Energy Equipment & Services	2,065,250	78,768,635
Bank of America Corp.	Diversified Financial Services	2,613,040	41,129,250
[a]Biogen Idec Inc.	Biotechnology	1,650,290	78,273,255
Bristol-Myers Squibb Co.	Pharmaceuticals	2,736,286	63,509,198
Chevron Corp.	Oil, Gas & Consumable Fuels	1,172,010	86,576,379
[a]Cisco Systems Inc.	Communications Equipment	9,240,210	214,003,263
Comcast Corp., A	Media	19,437,500	334,713,750
Covidien PLC	Health Care Equipment & Supplies	6,121,410	259,486,570
CVS Caremark Corp.	Food & Staples Retailing	3,182,120	110,196,816
[a]Dell Inc.	Computers & Peripherals	4,967,050	66,210,776
Expedia Inc.	Internet & Catalog Retail	3,309,960	71,362,738
FedEx Corp.	Air Freight & Logistics	1,233,440	102,979,906
General Electric Co.	Industrial Conglomerates	9,507,510	155,447,788
Halliburton Co.	Energy Equipment & Services	5,962,590	148,051,110
The Home Depot Inc.	Specialty Retail	2,271,290	76,905,879
JPMorgan Chase & Co.	Diversified Financial Services	1,144,570	45,302,081
Medtronic Inc.	Health Care Equipment & Supplies	2,734,400	107,133,792
Merck & Co. Inc.	Pharmaceuticals	6,723,510	226,515,052
Microsoft Corp.	Software	17,537,050	452,455,890
News Corp., A	Media	21,386,920	282,307,344
Oracle Corp.	Software	21,025,200	474,538,764
Pfizer Inc.	Pharmaceuticals	25,079,500	381,960,785
Progressive Corp.	Insurance	9,458,750	185,296,912
Quest Diagnostics Inc.	Health Care Providers & Services	1,146,960	60,502,140
RenaissanceRe Holdings Ltd.	Insurance	1,681,200	90,885,672
[a]Seagate Technology	Computers & Peripherals	6,724,750	103,292,160
[a]Sprint Nextel Corp.	Wireless Telecommunication Services	32,197,080	165,171,020
Target Corp.	Multiline Retail	1,881,930	102,621,643
Time Warner Cable Inc.	Media	2,166,196	118,555,907
Time Warner Inc.	Media	4,299,360	133,237,166
Torchmark Corp.	Insurance	1,066,530	54,958,291
Tyco Electronics Ltd.	Electronic Equipment, Instruments & Components	6,640,660	191,383,821
Tyco International Ltd.	Industrial Conglomerates	6,536,720	236,563,897
United Parcel Service Inc., B	Air Freight & Logistics	5,076,990	318,631,892
[a]Viacom Inc., B	Media	6,576,270	221,028,435
The Walt Disney Co.	Media	4,800,796	160,442,602

			7,179,010,757

Total Common Stocks (Cost $17,940,087,935)			16,172,186,692

Preferred Stocks (Cost $52,909,111) 0.5%
Brazil 0.5%
Vale SA, ADR, pfd., A	Metals & Mining	3,601,840	83,022,412

Non-Registered Mutual Funds (Cost $83,835,500) 0.5%
Cayman Islands 0.5%
[a,b,c,d] Templeton China Opportunities Fund Ltd., Reg D	Diversified Financial Services	8,390,475	84,240,366

Total Investments before Short Term Investments (Cost $18,076,832,546)			16,339,449,470

	Principal
	Amount[e]
Short Term Investments 0.5%
Time Deposits 0.5%
United States 0.5%
Credit Lyonnais, 0.20%, 6/01/10	36,200,000	36,200,000
Deutsche Bank AG, 0.18%, 6/01/10	50,000,000	50,000,000

Total Time Deposits (Cost $86,200,000)		86,200,000

Templeton Growth Fund, Inc.
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount[e]
Total Investments (Cost $18,163,032,546) 99.5%		16,425,649,470
Other Assets, less Liabilities 0.5%		87,366,670

Net Assets 100.0%		$16,513,016,140

Selected Portfolio

ADR	American Depository Receipt

[a]	Non-income producing.

[b]	See Note 4 regarding restricted securities.

[c]	The Templeton China Opportunities Fund, Ltd. is managed by an affiliate of the Fund’s investment manager

[d]	See Note 5 regarding other considerations.

[e]	The principal amount is stated in U.S. dollars unless otherwise indicated.

Templeton Growth Fund
Notes to Statements of Investments (unaudited)
1.	ORGANIZATION
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.
2.	FINANCIAL INSTRUMENT VALUATION
The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Fund’s Board of Directors, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.
Additionally, for certain equity securities, the Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
Time deposits are valued at cost, which approximates market value.
3.	INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$18,183,370,765

Unrealized appreciation	$1,836,733,400

Unrealized depreciation	(3,594,454,695)

Net unrealized appreciation (depreciation)	$(1,757,721,295)

4.	RESTRICTED SECURITIES
At May 31, 2010, the fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value

	Templeton China Opportunities Fund Ltd.,
8,390,475	Reg D (0.51% of Net Assets)	1/27/10 - 3/17/10	$83,835,500	$84,240,366

5.	OTHER CONSIDERATIONS
Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

6.	FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities

Equity Investments[a]	$16,255,209,104	$—	$—	$16,255,209,104

Non-Registered Mutual Funds	—	—	84,240,366	84,240,366

Short Term Investments	—	86,200,000	—	86,200,000

Total Investments in Securities	$16,255,209,104	$86,200,000	$84,240,366	$16,425,649,470

[a]	Includes common and preferred stock. For detailed industry descriptions, see the accompanying Statement of Investments.
At May 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Net Change in
Unrealized
			Net Change in				Appreciation
	Balance at		Unrealized	Net	Transfer In	Balance at	(Depreciation) on
	Beginning of	Net Realized	Appreciation	Purchases	(Out of)	End of	Assets Held at Period
	Year	Gain (Loss)	(Depreciation)	(Sales)	Level 3	Period	End

Assets:
Investments in Securities:
Non-Registered Mutual Funds	$—	$—	$404,866	$83,835,500	$—	$84,240,366	$404,866
7.	NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

8.	SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.
For information on the Fund’s policy regarding other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

By /s/MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2010